Expense Example	Aug. 28, 2026 USD ($)
Nuance Concentrated Value Fund | Nuance Concentrated Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 626
Expense Example, with Redemption, 3 Years	932
Expense Example, with Redemption, 5 Years	1,260
Expense Example, with Redemption, 10 Years	2,185
Nuance Concentrated Value Fund | Nuance Concentrated Value Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	377
Expense Example, with Redemption, 5 Years	667
Expense Example, with Redemption, 10 Years	1,494
Nuance Mid Cap Value Fund | Nuance Mid Cap Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	617
Expense Example, with Redemption, 3 Years	887
Expense Example, with Redemption, 5 Years	1,177
Expense Example, with Redemption, 10 Years	2,002
Nuance Mid Cap Value Fund | Nuance Mid Cap Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,296
Nuance Mid Cap Value Fund | Nuance Mid Cap Value Fund Z Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	499
Expense Example, with Redemption, 10 Years	$ 1,121